Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Products sold that qualify for commission time period	12 months
Advertising expense	$ 102,962,000	$ 52,480,000	$ 27,661,000
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating Expenses	Operating Expenses
Government assistance, amount	$ 0	$ 463,000	$ 2,265,000
Buildings
Significant Accounting Policies [Line Items]
Intangible assets useful life	50 years
Restricted Stock Units (RSUs) | Tranche One
Significant Accounting Policies [Line Items]
Award vesting period	1 year
Employee Stock Option
Significant Accounting Policies [Line Items]
Award vesting period	6 years
Minimum
Significant Accounting Policies [Line Items]
Loan receivable, average repayment period	7 months
Amortization period	3 years
Intangible assets useful life	3 years
Minimum | Restricted Stock Units (RSUs)
Significant Accounting Policies [Line Items]
Award vesting period	3 years
Minimum | Restricted Stock Units (RSUs) | Tranche One
Significant Accounting Policies [Line Items]
Share-based payment award, vesting percentage	25.00%
Minimum | Restricted Stock Units (RSUs) | Tranche Two
Significant Accounting Policies [Line Items]
Award vesting period	3 years
Maximum
Significant Accounting Policies [Line Items]
Loan receivable, average repayment period	10 months
Amortization period	5 years
Intangible assets useful life	10 years
Maximum | Restricted Stock Units (RSUs)
Significant Accounting Policies [Line Items]
Award vesting period	4 years
Maximum | Restricted Stock Units (RSUs) | Tranche One
Significant Accounting Policies [Line Items]
Award vesting period	1 year
Share-based payment award, vesting percentage	33.00%
Maximum | Restricted Stock Units (RSUs) | Tranche Two
Significant Accounting Policies [Line Items]
Award vesting period	4 years
Product Concentration Risk | Revenue, Product and Service | Commissions and Service Fees
Significant Accounting Policies [Line Items]
Concentration risk, percentage	85.00%	83.00%	77.00%
Product Concentration Risk | Revenue, Product and Service | Incentive Fees
Significant Accounting Policies [Line Items]
Concentration risk, percentage	7.00%	9.00%	13.00%
Product Concentration Risk | Revenue, Product and Service | Advertising Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage	3.00%	3.00%	4.00%
Product Concentration Risk | Revenue, Product and Service | Destination services
Significant Accounting Policies [Line Items]
Concentration risk, percentage	3.00%	3.00%	3.00%
Product Concentration Risk | Revenue, Product and Service | PrePayModel Customer
Significant Accounting Policies [Line Items]
Concentration risk, percentage	86.00%	84.00%	78.00%